Transactions with Related Parties, Vessel Acquisitions/Disposals (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 11, 2025	Mar. 06, 2025	Feb. 15, 2024	Jan. 19, 2024	Dec. 21, 2023
Transactions with Related Parties [Abstract]
Brokerage commissions	$ 1,566,628	$ 1,170,615	$ 1,274,384
M/V Magic Venus [Member]
Transactions with Related Parties [Abstract]
Sale price of vessel								$ 17,500,000
M/V Magic Nova [Member]
Transactions with Related Parties [Abstract]
Sale price of vessel							$ 16,100,000
M/V Magic Horizon [Member]
Transactions with Related Parties [Abstract]
Sale price of vessel							15,800,000
M/V Magic Nebula [Member]
Transactions with Related Parties [Abstract]
Sale price of vessel						$ 16,200,000
M/V Magic Eclipse [Member]
Transactions with Related Parties [Abstract]
Sale price of vessel					$ 13,500,000
Entity Beneficially Owned by Family Member of Petros Panagiotidis [Member] | M/V Magic Venus [Member]
Transactions with Related Parties [Abstract]
Sale price of vessel								$ 17,500,000
Entity Beneficially Owned by Family Member of Petros Panagiotidis [Member] | M/V Magic Nova [Member]
Transactions with Related Parties [Abstract]
Sale price of vessel							16,100,000
Entity Beneficially Owned by Family Member of Petros Panagiotidis [Member] | M/V Magic Horizon [Member]
Transactions with Related Parties [Abstract]
Sale price of vessel							$ 15,800,000
Entity Beneficially Owned by Family Member of Petros Panagiotidis [Member] | M/V Magic Nebula [Member]
Transactions with Related Parties [Abstract]
Sale price of vessel						$ 16,200,000
Brokerage commissions		$ 324,000
Entity Beneficially Owned by Family Member of Petros Panagiotidis [Member] | M/V Magic Eclipse [Member]
Transactions with Related Parties [Abstract]
Sale price of vessel					$ 13,500,000
Entity Beneficially Owned by Family Member of Petros Panagiotidis [Member] | M/V Magic Callisto [Member]
Transactions with Related Parties [Abstract]
Sale price of vessel				$ 14,500,000